FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Borrowings on unsecured basis due to standby credit facilities	¥ 454,857	¥ 441,559
Weighted average interest rate per annum	2.38%	2.81%
Outstanding borrowings under PRC financial institutions	¥ 21,313	¥ 11,700